Derivative Financial Instruments - Fair Value Measurements Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance	$ 33	$ 560	$ 18,751
Total change in the liability included in earnings	(17)	(19,706)	(15,103)
Extinguishment of convertible note warrant			(17,489)
Fair value of warrants issued		23,533	16,953
Fair value of warrants exercised			(2,552)
Reclass from liability to equity	(7)	(4,210)
Fair vaue of warrants exchanged		(144)
Ending balance	$ 9	$ 33	$ 560